COMMITMENTS & CONTINGENCIES (Detail Textuals) (USD $)			12 Months Ended
	Dec. 31, 2013 Originate variable rate loans	Dec. 31, 2012 Originate variable rate loans	Dec. 31, 2012 Originate fixed-rate loans	Dec. 31, 2013 Unused lines of credit under home equity loans	Dec. 31, 2012 Unused lines of credit under home equity loans
Commitments and Contingencies [Line Items]
Interest rate, minimum			2.25%
Interest rate, maximum			6.25%
Interest rate	2.75%
Outstanding commitments	$ 325,000	$ 1,000,000	$ 9,700,000	$ 27,600,000	$ 30,500,000